Gradison-McDonald Cash Reserves Trust -Rule 497(j) certification.
File No. 811-2618

Regarding the form of prospectus and statement of additional information for the Gradison-McDonald U.S. Government Reserves Fund which would be filed under Rule 497(c) under the Securities Act of l933, the form of such documents would not have differed from that contained in the most recent Post effective amendment to the Registrant's registration statement, Post Effective amendment 38 to the Registration Statement under the Securities Act of l933, filed electronically on January 25, l996.

|S| Bradley E. Turner *
    Bradley E. Turner
President, Gradison-McDonald Cash Reserves Trust
January 31, l996.

*by : |S| Richard M. Wachterman
          Richard M. Wachterman
          Power of Attorney